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Haverford | HAVERFORD QUALITY GROWTH STOCK FUND
Haverford Quality Growth Stock Fund
Investment Objective
The Haverford Quality Growth Stock Fund's (the "Fund") investment objective is long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Haverford HAVERFORD QUALITY GROWTH STOCK FUND Haverford Quality Growth Stock Fund Shares
Management Fees	0.60%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.81%	[1]
[1]	Haverford Financial Services, Inc. ("Haverford" or the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, and amounts payable pursuant to any plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's average daily net assets until February 28, 2021. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2021.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Haverford | HAVERFORD QUALITY GROWTH STOCK FUND | Haverford Quality Growth Stock Fund Shares | USD ($)	83	259	450	1,002

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund focuses on U.S. listed common stocks issued by companies with large market capitalizations that the Adviser believes are quality companies with stock that offers the potential for future price appreciation. The Adviser considers quality growth companies to: have a history of predictable and consistent earnings growth; have regular, growing dividend payments; and be industry leaders in their respective categories. After screening companies based on these criteria, the Adviser invests in companies that it believes offer exceptional financial strength, industry position, franchise recognition, and consistent and predictable growth in earnings and dividends. Using this strategy, the Fund will ordinarily expect to hold stocks of 25 to 35 different companies.

The Fund seeks to buy and hold its securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security for the following reasons: in response to deterioration in a company's business prospects, performance, or financial strength; when it becomes over-valued or comprises too large of a position in the Fund's portfolio; or when better opportunities are available among similar companies.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Although the Fund is diversified, its investment strategy often results in a relatively focused portfolio of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

The Fund is also subject to the risk that large-cap growth stocks may underperform other equity market segments or the equity market as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.haverfordfunds.com or by calling 1-866-301-7212.

BEST QUARTER	WORST QUARTER
12.23%	(15.22)%
(12/31/2011)	(09/30/2011)

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Fund's average annual total returns for the periods ended December 31, 2019 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - Haverford - HAVERFORD QUALITY GROWTH STOCK FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Haverford Quality Growth Stock Fund Shares	Fund Returns Before Taxes	33.26%	8.92%	10.99%	6.79%	Jun. 30, 2004
Haverford Quality Growth Stock Fund Shares | After Taxes on Distributions	Fund Returns After Taxes on Distributions	32.79%	8.22%	10.35%	6.29%	Jun. 30, 2004
Haverford Quality Growth Stock Fund Shares | After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	19.98%	6.87%	8.96%	5.51%	Jun. 30, 2004
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.18%	Jun. 30, 2004